Offerings	Oct. 24, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
An indeterminate aggregate initial offering price of the securities being registered as may from time to time be sold at indeterminate prices. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the related registration fees and is excluding this information, except for $12,337.26 that the Registrant is entitled to offset pursuant to Rule 457(p) under the Securities Act, representing fees paid with respect to 605,896 of unsold shares of common stock (the “Unsold Securities”) previously registered pursuant to the Registration Statement on Form
S-3
(File
No. 333-260437)
filed by the Registrant on October 22, 2021. In connection with the securities offered hereby, except for the application of the fees previously paid by the Registrant, the Registrant will pay the registration fee on a pay-as-you-go
basis. Pursuant to Rule 416 under the Securities Act, the Registrant is also registering an indeterminable number of shares of common stock as may be issued from time to time as a result of stock splits and stock dividends.

(2)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
An indeterminate aggregate initial offering price of the securities being registered as may from time to time be sold at indeterminate prices. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the related registration fees and is excluding this information, except for $12,337.26 that the Registrant is entitled to offset pursuant to Rule 457(p) under the Securities Act, representing fees paid with respect to 605,896 of unsold shares of common stock (the “Unsold Securities”) previously registered pursuant to the Registration Statement on Form
S-3
(File
No. 333-260437)
filed by the Registrant on October 22, 2021. In connection with the securities offered hereby, except for the application of the fees previously paid by the Registrant, the Registrant will pay the registration fee on a pay-as-you-go
basis. Pursuant to Rule 416 under the Securities Act, the Registrant is also registering an indeterminable number of shares of common stock as may be issued from time to time as a result of stock splits and stock dividends.

(2)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
An indeterminate aggregate initial offering price of the securities being registered as may from time to time be sold at indeterminate prices. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the related registration fees and is excluding this information, except for $12,337.26 that the Registrant is entitled to offset pursuant to Rule 457(p) under the Securities Act, representing fees paid with respect to 605,896 of unsold shares of common stock (the “Unsold Securities”) previously registered pursuant to the Registration Statement on Form
S-3
(File
No. 333-260437)
filed by the Registrant on October 22, 2021. In connection with the securities offered hereby, except for the application of the fees previously paid by the Registrant, the Registrant will pay the registration fee on a pay-as-you-go
basis. Pursuant to Rule 416 under the Securities Act, the Registrant is also registering an indeterminable number of shares of common stock as may be issued from time to time as a result of stock splits and stock dividends.

(2)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.